Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes [Abstract]
Disclosure of detailed information about tax balances presented in the statement of financial position
	As of December 31
	2025	2024
	USD in thousands	USD in thousands
Current tax assets (liabilities):
Current tax assets	8,949	4,719
Current tax liabilities	(9,837)	(12,016)
Total current tax assets (liabilities)	(888)	(7,297)

Non-current tax assets (liabilities):
Deferred tax assets	4,692	10,744
Deferred tax liabilities	(77,688)	(41,792)
Total non-current tax assets (liabilities)	(72,996)	(31,048)

Disclosure of temporary difference, unused tax losses and unused tax credits
	Balance as of January 1 2025	Recognized in the statement of income	Other comprehensive income	Balance as of December 31 2025
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(35,375)	7,339	(13,187)	(41,223)
IFRS 16 – Leases	1,893	201	287	2,381
Financial instruments	(7,909)	(104)	2,027	(5,986)
Contingent consideration	(12,394)	-	-	(12,394)
Tax equity arrangement	(10,073)	(46,645)	-	(56,718)
Disposal groups classified as held for sale	1,801	(1,801)	-	-
Others	(7,912)	(5,467)	1,888	(11,491)
Total	(69,969)	(46,477)	(8,985)	(125,431)

Unused losses and tax benefits:
Tax losses	38,921	7,199	6,315	52,435
	38,921	7,199	6,315	52,435

Total	(31,048)	(39,278)	(2,670)	(72,996)
	Balance as of January 1 2024	Classification	Recognized in the statement of income	Other comprehensive income	Initial consolidation	Balance as of December 31 2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(15,664)	(13,463)	(5,801)	87	(534)	(35,375)
IFRS 16 – Leases	1,475	59	361	(2)	-	1,893
Financial instruments	(12,319)	-	226	4,184	-	(7,909)
Contractual asset in respect of concession arrangements	(15,173)	15,173	-	-	-	-
Contingent consideration	(10,096)	-	(2,323)	25	-	(12,394)
Tax equity arrangement	-	-	(9,944)	(129)	-	(10,073)
Disposal groups classified as held for sale	-	1,801	-	-	-	1,801
Others	(14,387)	-	875	5,600	-	(7,912)
Total	(66,164)	3,570	(16,606)	9,765	(534)	(69,969)

Unused losses and tax benefits:
Tax losses	30,357	(3,570)	12,144	(10)	-	38,921
	30,357	(3,570)	12,144	(10)	-	38,921

Total	(35,807)	-	(4,462)	9,755	(534)	(31,048)

Disclosure of expenses (income) from income taxes which were recognized in the statement of income
	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Current taxes:
Current tax expenses	4,597	13,747	17,715
Prior year taxes	-	66	(1,595)
Total current taxes	4,597	13,813	16,120

Deferred taxes:
Deferred tax expenses in respect of the creation and reversal of temporary differences	46,907	16,606	11,241
Prior year taxes	-	(1,303)	-
Expenses (income) from the creation of deferred taxes in respect of losses and unused tax benefits	(7,629)	(10,841)	1,067
Total deferred taxes	39,278	4,462	12,308

Total expenses from income taxes	43,875	18,275	28,428

Disclosure of reconciliation between the theoretical tax on the pre-tax profit and the tax expense
	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Profit before income taxes from continuing operations	204,577	84,780	126,469
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	47,053	19,499	29,088

Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(3,175)	(1,779)	(1,653)
Different tax rate of foreign subsidiaries	(611)	(2,557)	(2,080)
Non-deductible expenses	2,328	2,302	1,662
Exempt income	(7,016)	(390)	(1,282)
Utilization of tax losses and benefits from prior years	2,243	1,126	924
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	1,737	1,537	3,433
Change in taxes in respect of previous years	-	(1,420)	(1,847)
Others	1,316	(43)	183
Total income taxes from continuing operations as presented in profit or loss	43,875	18,275	28,428